STOCKHOLDERS? EQUITY (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Aug. 31, 2021 $ / shares	Aug. 31, 2020 $ / shares	Dec. 31, 2019 shares
Temporary Equity [Line Items]
Convertible preferred stock, outstanding	12,906,585	14,077,350			196,217,618
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Number of shares authorized	50,000,000	50,000,000
Number of votes per common share | Vote	1	1
Class A Common Stock
Temporary Equity [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of shares authorized	45,000,000	45,000,000
Common stock, issued	4,343,415	3,172,650
Common stock, outstanding	4,343,415	3,172,650
Par value common stock | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class A Common Stock Subject to Redemption
Temporary Equity [Line Items]
Convertible preferred stock, outstanding	12,906,585	14,077,350
Class B Common Stock
Temporary Equity [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Number of shares authorized	5,000,000	5,000,000
Common stock, issued	4,312,500	4,312,500
Common stock, outstanding	4,312,500	4,312,500
Par value common stock | $ / shares	$ 0.0001	$ 0.0001